F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity

SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

BIOTECHNOLOGY PORTFOLIO
HEALTH CARE PORTFOLIO
MEDICAL DELIVERY PORTFOLIO
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

BIOTECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes.

(small solid bullet) Potentially investing in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BIOTECHNOLOGY INDUSTRY CONCENTRATION. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HEALTH CARE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL DELIVERY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL DELIVERY INDUSTRY CONCENTRATION. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, a shift away from traditional health insurance, and an increased emphasis on outpatient services.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MEDICAL EQUIPMENT AND SYSTEMS INDUSTRY
CONCENTRATION. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Because Medical Equipment and Systems was new when this profile was printed, its performance history is not included. Performance history will be available for Medical Equipment and Systems after the fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

BIOTECHNOLOGY

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR BIOTECHNOLOGY, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BIOTECHNOLOGY WAS
__%.

HEALTH CARE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR HEALTH CARE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HEALTH CARE WAS __%.

MEDICAL DELIVERY

Calendar Years    1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                  %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR MEDICAL DELIVERY, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MEDICAL DELIVERY WAS
__%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended            Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Biotechnology                     %            %             %

S&P 500                           %            %             %

Goldman Sachs Health Care Index   %            %             %

Health Care                       %            %             %

S&P 500                           %            %             %

Goldman Sachs Health Care Index   %            %             %

Medical Delivery                  %            %             %

S&P 500                           %            %             %

Goldman Sachs Health Care Index   %            %             %

[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75%
more  for redemption amounts     $7.50
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

BIOTECHNOLOGY                  Management fee               %

                               Distribution and Service     None
                               (12b-1) fee

                               Other expenses               %

                               Total annual fund operating  %
                               expensesA

HEALTH CARE                    Management fee               %

                               Distribution and Service     None
                               (12b-1) fee

                               Other expenses               %

                               Total annual fund operating  %
                               expensesA

MEDICAL DELIVERY               Management fee               %

                               Distribution and Service     None
                               (12b-1) fee

                               Other expenses               %

                               Total annual fund operating  %
                               expensesA

MEDICAL EQUIPMENT AND SYSTEMS  Management fee               %

                               Distribution and Service     None
                               (12b-1) fee

                               Other expenses               %

                               Total annual fund operating  %
                               expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                         Account open    Account closed

BIOTECHNOLOGY                  1 year    $               $

                               3 years   $               $

                               5 years   $               $

                               10 years  $               $

HEALTH CARE                    1 year    $               $

                               3 years   $               $

                               5 years   $               $

                               10 years  $               $

MEDICAL DELIVERY               1 year    $               $

                               3 years   $               $

                               5 years   $               $

                               10 years  $               $

MEDICAL EQUIPMENT AND SYSTEMS  1 year    $               $

                               3 years   $               $

                               5 years   $               $

                               10 years  $               $

Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Rajiv Kaul is manager of Biotechnology, which he has managed since June 1998. Since joining Fidelity in 1996, Mr. Kaul has worked as a research associate and equity analyst. He received a bachelor of arts degree in government from Harvard College in 1995.

Kerry Nelson is manager of Medical Equipment and Systems, which she has managed since April 1998. Since joining Fidelity in 1995, Ms. Nelson has worked as a research associate, analyst and manager. Previously, she was an analyst with Grandview Partners, L.P., in Boston, from 1991 to 1994.

John Porter is manager of Medical Delivery, which he has managed since January 1998. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr.
Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.
The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

CONSUMER INDUSTRIES PORTFOLIO
FOOD AND AGRICULTURE PORTFOLIO
LEISURE PORTFOLIO
MULTIMEDIA PORTFOLIO
RETAILING PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary
INVESTMENT OBJECTIVE

CONSUMER INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FOOD AND AGRICULTURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FOOD AND AGRICULTURE INDUSTRY CONCENTRATION. The food and agriculture industry can be significantly affected by demographic and product trends, food fads, marketing campaigns, environmental factors and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

LEISURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) LEISURE INDUSTRY CONCENTRATION. The leisure industry can be significantly affected by changing consumer tastes, intense competition, technological developments and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

MULTIMEDIA PORTFOLIO

INVESTMENT OBJECTIVE

MULTIMEDIA PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) MULTIMEDIA INDUSTRY CONCENTRATION. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

RETAILING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) RETAIL INDUSTRY CONCENTRATION. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

CONSUMER INDUSTRIES

Calendar Years               1991  1992  1993  1994  1995  1996  1997  1998

                             %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CONSUMER INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSUMER INDUSTRIES
WAS __%.

FOOD AND AGRICULTURE

Calendar Years        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                      %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FOOD AND AGRICULTURE THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FOOD AND AGRICULTURE
WAS __%.

LEISURE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIODS SHOWN IN THE CHART FOR LEISURE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR LEISURE WAS __%.

MULTIMEDIA

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR MULTIMEDIA, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MULTIMEDIA WAS __%.

RETAILING

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR RETAILING, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR RETAILING WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended   Past 1 year  Past 5 years  Past 10 years/Life of fundA
December 31, 1998

Consumer Industries      %            %               %B

S&P 500                  %            %             %

Goldman Sachs Consumer   %            %             %
Industries Index

Food and Agriculture     %            %             %

S&P 500                  %            %             %

Goldman Sachs Consumer   %            %             %
Industries Index

Leisure                  %            %             %

S&P 500                  %            %             %

Goldman Sachs Consumer   %            %             %
Industries Index

Multimedia               %            %             %

S&P 500                  %            %             %

Goldman Sachs Consumer   %            %             %
Industries Index

Retailing                %            %             %

S&P 500                  %            %             %

Goldman Sachs Consumer   %            %             %
Industries Index


A Beginning January 1 of the first calendar year following the fund's commencement of operations.

B FROM JANUARY 1, 1991.

[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.] Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75% $7.50
more  for redemption amounts
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.


ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

CONSUMER INDUSTRIES   Management fee               %

                      Distribution and Service     None
                      (12b-1) fee

                      Other expenses               %

                      Total annual fund operating  %
                      expensesA

FOOD AND AGRICULTURE  Management fee               %

                      Distribution and Service     None
                      (12b-1) fee

                      Other expenses               %

                      Total annual fund operating  %
                      expensesA

LEISURE               Management fee               %

                      Distribution and Service     None
                      (12b-1) fee

                      Other expenses               %

                      Total annual fund operating  %
                      expensesA

MULTIMEDIA            Management fee               %

                      Distribution and Service     None
                      (12b-1) fee

                      Other expenses               %

                      Total annual fund operating  %
                      expensesA

RETAILING             Management fee               %

                      Distribution and Service     None
                      (12b-1) fee

                      Other expenses               %

                      Total annual fund operating  %
                      expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                Account open    Account closed

CONSUMER INDUSTRIES   1 year    $               $

                      3 years   $               $

                      5 years   $               $

                      10 years  $               $

FOOD AND AGRICULTURE  1 year    $               $

                      3 years   $               $

                      5 years   $               $

                      10 years  $               $

LEISURE               1 year    $               $

                      3 years   $               $

                      5 years   $               $

                      10 years  $               $

MULTIMEDIA            1 year    $               $

                      3 years   $               $

                      5 years   $               $

                      10 years  $               $

RETAILING             1 year    $               $

                      3 years   $               $

                      5 years   $               $

                      10 years  $               $


Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Ramin Arani is manager of Retailing, which he has managed since
January 1997. Previously, he was an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving his bachelor of arts degree from Tufts University.

Douglas Chase is manager of Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.

Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining
Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.

Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Previously, he managed other Fidelity funds.
Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

AIR TRANSPORTATION PORTFOLIO TRANSPORTATION PORTFOLIO
AUTOMOTIVE PORTFOLIO
CHEMICALS PORTFOLIO
CONSTRUCTION AND HOUSING PORTFOLIO
CYCLICAL INDUSTRIES PORTFOLIO
DEFENSE AND AEROSPACE PORTFOLIO
ENVIRONMENTAL SERVICES PORTFOLIO
INDUSTRIAL EQUIPMENT PORTFOLIO
INDUSTRIAL MATERIALS PORTFOLIO
PAPER AND FOREST PRODUCTS PORTFOLIO




This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

AIR TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AIR TRANSPORTATION INDUSTRY CONCENTRATION. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, and the price of fuel.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

AUTOMOTIVE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) AUTOMOTIVE INDUSTRY CONCENTRATION. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CHEMICALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CHEMICAL INDUSTRY CONCENTRATION. The chemical industry can be significantly affected by intense competition, product obsolescence, and government regulation and can be subject to risks associated with the production, handling and disposal of hazardous components.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CONSTRUCTION AND HOUSING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSTRUCTION AND HOUSING INDUSTRY CONCENTRATION. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts and the level of new and existing home sales.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

CYCLICAL INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEFENSE AND AEROSPACE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEFENSE AND AEROSPACE INDUSTRY CONCENTRATION. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies. (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENVIRONMENTAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENVIRONMENTAL SERVICES INDUSTRY CONCENTRATION. The environmental services industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL EQUIPMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL EQUIPMENT INDUSTRY CONCENTRATION. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INDUSTRIAL MATERIALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INDUSTRIAL MATERIALS INDUSTRY CONCENTRATION. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PAPER AND FOREST PRODUCTS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.

(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PAPER AND FOREST PRODUCTS INDUSTRY CONCENTRATION. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TRANSPORTATION INDUSTRY CONCENTRATION. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

AIR TRANSPORTATION

Calendar Years      1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                    %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
DURING THE PERIODS SHOWN IN THE CHART FOR AIR TRANSPORTATION, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AIR TRANSPORTATION
WAS __%.

AUTOMOTIVE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR AUTOMOTIVE, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR AUTOMOTIVE WAS __%.

CHEMICALS

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CHEMICALS, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CHEMICALS WAS __%. CYCLICAL INDUSTRIES

Calendar Years                                           1998

                                                         %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CYCLICAL INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CYCLICAL INDUSTRIES
WAS __%.

CONSTRUCTION AND HOUSING

Calendar Years            1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                          %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CONSTRUCTION AND HOUSING, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR CONSTRUCTION AND
HOUSING WAS __%.

DEFENSE AND AEROSPACE

Calendar Years         1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                       %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR DEFENSE AND AEROSPACE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEFENSE AND AEROSPACE
WAS __%.

ENVIRONMENTAL SERVICES

Calendar Years              1990  1991  1992  1993  1994  1995  1996  1997  1998

                            %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR ENVIRONMENTAL SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENVIRONMENTAL
SERVICES WAS __%.

INDUSTRIAL EQUIPMENT

Calendar Years        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                      %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL EQUIPMENT, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL EQUIPMENT
WAS __%.

INDUSTRIAL MATERIALS

Calendar Years        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                      %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL MATERIALS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INDUSTRIAL MATERIALS
WAS __%.

PAPER AND FOREST PRODUCTS

Calendar Years             1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                           %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR PAPER AND FOREST PRODUCTS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PAPER AND FOREST
PRODUCTS WAS __%.

TRANSPORTATION

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR TRANSPORTATION, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TRANSPORTATION WAS
__%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended      Past 1 year  Past 5 years  Past 10 years/Life of fundA
December 31, 1998

Air Tranportation           %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Automotive                  %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Chemicals                   %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Cyclical Industries         %            %             %B

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Construction and Housing    %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Defense and Aerospace       %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Environmental Services      %            %             %B

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Industrial Equipment        %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Industrial Materials        %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Paper and Forest Products   %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index

Transportation              %            %             %

S&P 500                     %            %             %

Goldman Sachs Cyclical      %            %             %
Industries Index


A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1990 FOR ENVIRONMENTAL SERVICES AND JANUARY 1, 1998 FOR CYCLICAL INDUSTRIES.

[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector.
Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75% $7.50
more  for redemption amounts
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

AIR TRANSPORTATION         Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

AUTOMOTIVE                 Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

CHEMICALS                  Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

CYCLICAL INDUSTRIES        Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

CONSTRUCTION AND HOUSING   Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

DEFENSE AND AEROSPACE      Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

ENVIRONMENTAL SERVICES     Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

INDUSTRIAL EQUIPMENT       Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

INDUSTRIAL MATERIALS       Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

PAPER AND FOREST PRODUCTS  Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

TRANSPORTATION             Management fee               %

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               %

                           Total annual fund operating  %
                           expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                     Account open    Account closed

AIR TRANSPORTATION         1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

AUTOMOTIVE                 1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

CHEMICALS                  1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

CYCLICAL INDUSTRIES        1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

CONSTRUCTION AND HOUSING   1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

DEFENSE AND AEROSPACE      1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

ENVIRONMENTAL SERVICES     1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

INDUSTRIAL EQUIPMENT       1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

INDUSTRIAL MATERIALS       1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

PAPER AND FOREST PRODUCTS  1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

TRANSPORTATION             1 year    $               $

                           3 years   $               $

                           5 years   $               $

                           10 years  $               $

Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Noah Eccles is manager of Paper and Forest Products, which he has managed since January 1999. Previously, he worked as an analyst. Mr. Eccles joined Fidelity as a research associate in 1997, after receiving a bachelor of arts degree in economics from Trinity College in 1992 and an MBA from The Wharton School at the University of Pennsylvania in 1997.

Jeffrey Feingold is manager of Defense and Aerospace, which he has managed since November 1998. Mr. Feingold joined Fidelity in 1997 and has worked as an equity analyst following the apparel, textile and footwear industries.

Subra Ghose is manager of Environmental Services, which he has managed since October 1998. Since joining Fidelity in 1995, Mr. Ghose has worked as an analyst following the electric and gas utilities industries. Prior to this, Mr. Ghose received a bachelor of science degree in computer science from Birla Institute of Technology, India, in 1991, and an MBA from Northeastern University in 1996.

Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst. He received his MBA from Columbia University in 1997. From 1993 to 1995, Mr. Grosman managed investment portfolios on a discretionary basis in Toronto, Canada.

Peter Hirsch is manager of Industrial Materials, which he has managed since September 1998. Mr. Hirsch joined Fidelity in 1995 as a portfolio analyst. He received his Masters in Public and Private
Management (MPPM) at Yale School of Management in 1994 and began his career as an associate at CS First Boston in New York.

Yolanda McGettigan is manager of Construction and Housing, which she has managed since December 1997. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.

Albert Ruback is manager of Cyclical Industries, which he has managed since inception. He also manages another Fidelity fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.

Simon Wolf is manager of Industrial Equipment, which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst from 1993 to 1996. Mr. Wolf received a bachelor of science degree in economics from the University of Pennsylvania in 1992.

Dylan Yolles is manager of Chemicals, which he has managed since
January 1999. Mr. Yolles joined Fidelity in 1997 as an equity analyst, after receiving a bachelor of arts degree in 1991 and an MBA in 1997, both from Stanford University.

Chris Zepf is Manager of Transportation and Air Transportation, which he has managed since September 1998 and October 1998, respectively. Mr. Zepf joined Fidelity in 1997 and has worked as an analyst and manager.
Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.
Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FINANCIAL SERVICES PORTFOLIO
HOME FINANCE PORTFOLIO
INSURANCE PORTFOLIO
REGIONAL BANKS PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

BROKERAGE INVESTMENT AND MANAGEMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BROKERAGE AND INVESTMENT MANAGEMENT INDUSTRY CONCENTRATION. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

FINANCIAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government regulation and relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

HOME FINANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HOME FINANCE INDUSTRY CONCENTRATION. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

INSURANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) INSURANCE INDUSTRY CONCENTRATION. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

REGIONAL BANKS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) REGIONAL BANKS INDUSTRY CONCENTRATION. The regional banking industry can be significantly affected by legislation that would reduce the separation between commercial and investment banking businesses and could change capitalization requirements and the savings and loan industry and increase competition, and by changes in general economic conditions and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund (except Financial Services, Home Finance and Regional Banks) is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

BROKERAGE AND INVESTMENT
MANAGEMENT

Calendar Years            1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                          %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR BROKERAGE AND INVESTMENT MANAGEMENT, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR BROKERAGE AND
INVESTMENT MANAGEMENT WAS __%.

FINANCIAL SERVICES

Calendar Years      1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                    %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FINANCIAL SERVICES, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR FINANCIAL SERVICES
WAS __%.

HOME FINANCE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR HOME FINANCE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR HOME FINANCE WAS __%.

INSURANCE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSURANCE, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR INSURANCE WAS __%.

REGIONAL BANKS

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR REGIONAL BANKS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR REGIONAL BANKS WAS
__%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Brokerage and Investment   %            %             %
Management

S&P 500                    %            %             %

Goldman Sachs Financial    %            %             %
Services Index

Financial Services         %            %             %

S&P 500                    %            %             %

Goldman Sachs Financial    %            %             %
Services Index

Home Finance               %            %             %

S&P 500                    %            %             %

Goldman Sachs Financial    %            %             %
Services Index

Insurance                  %            %             %

S&P 500                    %            %             %

Goldman Sachs Financial    %            %             %
Services Index

Regional Banks             %            %             %

S&P 500                    %            %             %

Goldman Sachs Financial    %            %             %
Services Index


[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75%
more  for redemption amounts     $7.50
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

BROKERAGE AND INVESTMENT  Management fee               %
MANAGEMENT

                          Distribution and Service     None
                          (12b-1) fee

                          Other expenses               %

                          Total annual fund operating  %
                          expensesA

FINANCIAL SERVICES        Management fee               %

                          Distribution and Service     None
                          (12b-1) fee

                          Other expenses               %

                          Total annual fund operating  %
                          expensesA

HOME FINANCE              Management fee               %

                          Distribution and Service     None
                          (12b-1) fee

                          Other expenses               %

                          Total annual fund operating  %
                          expensesA

INSURANCE                 Management fee               %

                          Distribution and Service     None
                          (12b-1) fee

                          Other expenses               %

                          Total annual fund operating  %
                          expensesA

REGIONAL BANKS            Management fee               %

                          Distribution and Service     None
                          (12b-1) fee

                          Other expenses               %

                          Total annual fund operating  %
                          expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                    Account open    Account closed

BROKERAGE AND INVESTMENT  1 year    $               $
MANAGEMENT

                          3 years   $               $

                          5 years   $               $

                          10 years  $               $

FINANCIAL SERVICES        1 year    $               $

                          3 years   $               $

                          5 years   $               $

                          10 years  $               $

HOME FINANCE              1 year    $               $

                          3 years   $               $

                          5 years   $               $

                          10 years  $               $

INSURANCE                 1 year    $               $

                          3 years   $               $

                          5 years   $               $

                          10 years  $               $

REGIONAL BANKS            1 year    $               $

                          3 years   $               $

                          5 years   $               $

                          10 years  $               $

Fund Management
FMR is each fund's manager.


As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Tim Cohen is manager of Insurance, which he has managed since February 1999. Mr. Cohen Joined Fidelity as an analyst in 1996, after receiving an MBA from The Wharton School at the University of Pennsylvania. Previously, he was a senior associate in the business assurance group at Coopers & Lybrand (now PricewaterhouseCoopers LLP), Boston, from 1991 to 1994.

Robert Ewing is Manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Ted Orenstein is manager of Brokerage and Investment Management, which he has managed since January 1999. Mr. Orenstein joined Fidelity as an analyst in May 1998, after receiving a bachelor's degree in business administration from Babson College in 1994 and an MBA from The Wharton School at the University of Pennsylvania in 1998.

William Rubin is Manager of Home Finance, which he has managed since October 1996. Previously, he managed another Fidelity fund. Mr. Rubin joined Fidelity as an analyst in 1994, after receiving his MBA from Harvard Business School. Before joining Fidelity, he was a corporate financial analyst for VLSI Technologies from 1990 to 1992.

Christine Schaulat is manager of Regional Banks, which she has managed since January 1998. Ms. Schaulat joined Fidelity in 1997 as a research analyst, after receiving her MBA from Harvard University. Previously, she was an investment manager for Indosuez Asset Management Asia, Limited, in Hong Kong, from 1993 to 1995.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

ENERGY PORTFOLIO
ENERGY SERVICE PORTFOLIO
GOLD PORTFOLIO
NATURAL RESOURCES PORTFOLIO
PRECIOUS METALS AND MINERALS PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

ENERGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY INDUSTRY CONCENTRATION. The energy industry can be significantly affected by fluctuations in price and supply of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ENERGY SERVICE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ENERGY SERVICE INDUSTRY CONCENTRATION. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

GOLD PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

(small solid bullet) Potentially investing in other precious metals, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) GOLD INDUSTRY CONCENTRATION. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

NATURAL RESOURCES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.
(small solid bullet) Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

PRECIOUS METALS AND MINERALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks and in certain precious metals.
(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and in precious metals.

(small solid bullet) Potentially investing in securities of companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PRECIOUS METALS AND MINERALS INDUSTRY
CONCENTRATION. The precious metals and minerals industry can be significantly affected by international political and monetary developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

ENERGY

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY WAS __%.

ENERGY SERVICE

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY SERVICE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ENERGY SERVICE WAS
__%.

GOLD

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR GOLD, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE
LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE],
[YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR GOLD WAS __%.
NATURAL RESOURCES

Calendar Years                                         1998

                                                       %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL RESOURCES, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL RESOURCES WAS
__%.

PRECIOUS METALS AND MINERALS

Calendar Years                1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                              %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR PRECIOUS METALS AND
MINERALS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR PRECIOUS METALS AND MINERALS WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended         Past 1 year  Past 5 years  Past 10 years/Life of FundA
December 31, 1998

Energy                         %            %             %

S&P 500                        %            %             %

Goldman Sachs Natural          %            %             %
Resources Index

Energy Service                 %            %             %

S&P 500                        %            %             %

Goldman Sachs Natural          %            %             %
Resources Index

Gold                           %            %             %

S&P 500                        %            %             %

Goldman Sachs Natural          %            %             %
Resources Index

Natural Resources              %            %             %B

S&P 500                        %            %             %

Goldman Sachs Natural          %            %             %
Resources Index

Precious Metals and Minerals   %            %             %

S&P 500                        %            %             %

Goldman Sachs Natural          %            %             %
Resources Index



A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1998.

[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75%
more  for redemption amounts     $7.50
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

ENERGY                        Management fee               %

                              Distribution and Service     None
                              (12b-1) fee

                              Other expenses               %

                              Total annual fund operating  %
                              expensesA

ENERGY SERVICE                Management fee               %

                              Distribution and Service     None
                              (12b-1) fee

                              Other expenses               %

                              Total annual fund operating  %
                              expensesA

GOLD                          Management fee               %

                              Distribution and Service     None
                              (12b-1) fee

                              Other expenses               %

                              Total annual fund operating  %
                              expensesA

NATURAL RESOURCES             Management fee               %

                              Distribution and Service     None
                              (12b-1) fee

                              Other expenses               %

                              Total annual fund operating  %
                              expensesA

PRECIOUS METALS AND MINERALS  Management fee               %

                              Distribution and Service     None
                              (12b-1) fee

                              Other expenses               %

                              Total annual fund operating  %
                              expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                        Account open    Account closed

ENERGY                        1 year    $               $

                              3 years   $               $

                              5 years   $               $

                              10 years  $               $

ENERGY SERVICE                1 year    $               $

                              3 years   $               $

                              5 years   $               $

                              10 years  $               $

GOLD                          1 year    $               $

                              3 years   $               $

                              5 years   $               $

                              10 years  $               $

NATURAL RESOURCES             1 year    $               $

                              3 years   $               $

                              5 years   $               $

                              10 years  $               $

PRECIOUS METALS AND MINERALS  1 year    $               $

                              3 years   $               $

                              5 years   $               $

                              10 years  $               $

Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

James Catudal is manager of Energy Service, which he has managed since January 1998. Mr. Catudal joined Fidelity in 1997 as a research analyst. Previously, he was an equity analyst with State Street
Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

George Domolky is manager of Precious Metals and Minerals and Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as other Fidelity funds. Mr. Domolky joined Fidelity in 1981, and has worked as an analyst and manager.

Lawrence Rakers is manager of Energy and Natural Resources, which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO
COMPUTERS PORTFOLIO
DEVELOPING COMMUNICATIONS PORTFOLIO
ELECTRONICS PORTFOLIO
SOFTWARE AND COMPUTER SERVICES
TECHNOLOGY PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in providing business-related services to companies and other organizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) BUSINESS SERVICES AND OUTSOURCING INDUSTRY CONCENTRATION. The business services and outsourcing industry is subject to continued demand for such services and can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

COMPUTERS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) COMPUTER INDUSTRY CONCENTRATION. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, and product obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

DEVELOPING COMMUNICATIONS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) DEVELOPING COMMUNICATIONS INDUSTRY CONCENTRATION. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

ELECTRONICS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ELECTRONICS INDUSTRY CONCENTRATION. The electronics industry can be significantly affected by rapid obsolescence and intense competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

SOFTWARE AND COMPUTER SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) SOFTWARE AND COMPUTER SERVICES INDUSTRY
CONCENTRATION. The software and computer services industry can be significantly affected by competitive pressures, which can lead to aggressive pricing and slower selling cycles.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Because Business Services and Outsourcing was new when this profile was printed, its performance history is not included. Performance history will be available for Business Services and Outsourcing after the fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

COMPUTERS

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR COMPUTERS, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR COMPUTERS WAS __%.

DEVELOPING COMMUNICATIONS

Calendar Years                     1991  1992  1993  1994  1995  1996  1997  1998

                                   %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR DEVELOPING COMMUNICATIONS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR DEVELOPING
COMMUNICATIONS WAS __%.

ELECTRONICS

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR ELECTRONICS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR ELECTRONICS WAS __%.

SOFTWARE AND COMPUTER SERVICES

Calendar Years                  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR SOFTWARE AND COMPUTER
SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SOFTWARE AND COMPUTER SERVICES WAS __%.

TECHNOLOGY

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR TECHNOLOGY, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TECHNOLOGY WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended           Past 1 year  Past 5 years  Past 10 years/Life of fundA
December 31, 1998

Computers                        %            %             %

S&P 500                          %            %             %

Goldman Sachs Technology Index   %            %             %

Developing Communications        %            %             %B

S&P 500                          %            %             %

Goldman Sachs Technology Index   %            %             %

Electronics                      %            %             %

S&P 500                          %            %             %

Goldman Sachs Technology Index   %            %             %

Software and Computer Services   %            %             %

S&P 500                          %            %             %

Goldman Sachs Technology Index   %            %             %

Technology                       %            %             %

S&P 500                          %            %             %

Goldman Sachs Technology Index   %            %             %


A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1991.

[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Technology Index is a market capitalization-weighted-index of 190 stocks designed to measure the performance of companies in the technology sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75% $7.50
more  for redemption amounts
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

BUSINESS SERVICES AND           Management fee               %
OUTSOURCING

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

COMPUTERS                       Management fee               %

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

DEVELOPING COMMUNICATIONS       Management fee               %

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

ELECTRONICS                     Management fee               %

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

SOFTWARE AND COMPUTER SERVICES  Management fee               %

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

TECHNOLOGY                      Management fee               %

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               %

                                Total annual fund operating  %
                                expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                          Account open    Account closed

BUSINESS SERVICES AND           1 year    $               $
OUTSOURCING

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

COMPUTERS                       1 year    $               $

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

DEVELOPING COMMUNICATIONS       1 year    $               $

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

ELECTRONICS                     1 year    $               $

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

SOFTWARE AND COMPUTER SERVICES  1 year    $               $

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

TECHNOLOGY                      1 year    $               $

                                3 years   $               $

                                5 years   $               $

                                10 years  $               $

Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Matthew Grech is manager of Electronics, which he has managed since June 1998. Mr. Grech joined Fidelity in 1996 as an equity analyst, after receiving his MBA from the University of Chicago. Previously, he was a mutual fund accountant for Franklin/Templeton, in California, from 1993 to 1994.

Andrew Kaplan is manager of Developing Communications and Technology, which he has managed since April 1998 and July 1998, respectively. Previously, he managed another Fidelity fund. Mr. Kaplan joined Fidelity as an analyst in 1995. Before that, he was an analyst with T. Rowe Price in 1994 and an associate director of consulting for Edward
S. Gordon Company, in New York City, from 1988 through 1993.

John Porter is manager of Software and Computer Services, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Michael Tarlowe is manager of Business Services and Outsourcing Portfolio, which he has managed since February 1998. Mr. Tarlowe joined Fidelity in 1994 as an analyst, after receiving a bachelor of business administration degree in finance from the University of Michigan.

Michael Tempero is manager of Computers, which he has managed since January 1997. He also manages another Fidelity fund. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.
Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E  S

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

NATURAL GAS PORTFOLIO
TELECOMMUNICATIONS PORTFOLIO
UTILITIES GROWTH PORTFOLIO



This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in a fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

NATURAL GAS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL GAS INDUSTRY CONCENTRATION. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

TELECOMMUNICATIONS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TELECOMMUNICATIONS INDUSTRY CONCENTRATION. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

INVESTMENT OBJECTIVE

UTILITIES GROWTH PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


In addition, each fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of a fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of each fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

NATURAL GAS

Calendar Years                      1994  1995  1996  1997  1998

                                    %     %     %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL GAS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR NATURAL GAS WAS __%.

TELECOMMUNICATIONS

Calendar Years      1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                    %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR TELECOMMUNICATIONS, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR TELECOMMUNICATIONS
WAS __%.

UTILITIES GROWTH

Calendar Years    1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                  %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR UTILITIES GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]).
THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR UTILITIES GROWTH WAS
__%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of eachfund's 3.00% maximum applicable front-end sales charge.

For the periods ended          Past 1 year  Past 5 years  Past 10 years/Life of fundA
December 31, 1998

Natural Gas                     %            %             %B

S&P 500                         %            %             %

Goldman Sachs Utilities Index   %            %             %

Telecommunications              %            %             %

S&P 500                         %            %             %

Goldman Sachs Utilities Index   %            %             %

Utilities Growth                %            %             %

S&P 500                         %            %             %

Goldman Sachs Utilities Index   %            %             %



A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1994.
[If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Utilities Index is a market capitalization-weighted-index of 136 stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for each funddo not reflect the [effect of any expense reimbursements] [or][ reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75% $7.50
more  for redemption amounts
of up to $1,000 for
redemption amounts of $1,000
or more

Exchange feeB                    $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)


A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

NATURAL GAS         Management fee               %

                    Distribution and Service     None
                    (12b-1) fee

                    Other expenses               %

                    Total annual fund operating  %
                    expensesA

TELECOMMUNICATIONS  Management fee               %

                    Distribution and Service     None
                    (12b-1) fee

                    Other expenses               %

                    Total annual fund operating  %
                    expensesA

UTILITIES GROWTH    Management fee               %

                    Distribution and Service     None
                    (12b-1) fee

                    Other expenses               %

                    Total annual fund operating  %
                    expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 2.50%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement for [Name(s) of Fund(s) in reimbursement], would have been __% for [Fund Name] and __% for [Fund Name].

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                              Account open    Account closed

NATURAL GAS         1 year    $               $

                    3 years   $               $

                    5 years   $               $

                    10 years  $               $

TELECOMMUNICATIONS  1 year    $               $

                    3 years   $               $

                    5 years   $               $

                    10 years  $               $

UTILITIES GROWTH    1 year    $               $

                    3 years   $               $

                    5 years   $               $

                    10 years  $               $

Fund Management

FMR is each fund's manager.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for each fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Peter Saperstone is manager of Telecommunications, which he has managed since October 1998. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Victor Thay is manager of Natural Gas, which he has managed since December 1997. Mr. Thay joined Fidelity as a research associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.

Jonathan Zang is manager of Utilities Growth, which he has managed since July 1998. Mr. Zang joined Fidelity in 1997 as an equity analyst, after receiving his MBA from the University of Chicago in 1997. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

Buying Shares

The funds' shares are sold with a maximum 3.00% sales charge.

The funds' sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500, the minimum additional purchase amount is $250 ($250 for certain retirement accounts), and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.

In addition, when you sell your shares, you will pay a 0.75%
short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Each fund normally pays dividends and capital gains distributions in April and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

MONEY MARKET PORTFOLIO



This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Insert item Code number SEL-profile-0499

Investment Summary

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing at least 80% of assets in money market instruments.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of the fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

MONEY MARKET

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [MONTH][DATE], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[MONTH][DATE], [YEAR]).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR MONEY MARKET WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of thefund's 3.00% maximum applicable front-end sales charge.
For the periods ended  Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Money Market            %            %             %

[If FMR had not reimbursed certain fund expenses during these periods, Money Market's returns would have been lower.]

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for the fund do not reflect the [effect of any expense reimbursements] [or] [reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)   3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on        None
reinvested distributions

Deferred sales charge (load)  None
on redemptions

Redemption fee (as a % of     None
amount redeemed)

Exchange fee                  None

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

  Management fee               %

  Distribution and Service     None
  (12b-1) fee

  Other expenses               %

  Total annual fund operating  %
  expensesA

 A FMR HAS VOLUNTARILY AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 2.50%. THIS ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been __%.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

            Account open    Account closed

  1 year    $               $

  3 years   $               $

  5 years   $               $

  10 years  $               $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) is an affiliate of FMR and serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

Buying Shares

The fund's shares are sold with a maximum 3.00% sales charge.

The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement plans.

                    Sales Charge

Ranges              As a % of Offering Price

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 or more  none

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may buy shares of the funds after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Exchange proceeds are paid from one Select fund to another Select fund or to another Fidelity equity fund in three business days.
In addition, when you sell your shares, you will pay a 0.75% short-term trading fee if you have held your shares for less than 29 days.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund declares dividends daily and pays them monthly. You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Select Portfolios, Fidelity, Fidelity Investments & (Pyramid Design), and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or Business Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)

This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign  Investment Amount  Investment Frequency         (month,
to Fund (Spartan minimum:  (check one)                   day,
(from   $500; Non-Spartan                                year)
Section minimum: $100)
3)
__A.    $____,______.____  _Monthly _Quarterly beginning _____
__B.    $____,______.____  _Monthly _Quarterly beginning _____
__C.    $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit

This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear
on your Fidelity and bank accounts.                          [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.

(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.

(bullet) I understand that neither this fund nor Fidelity
Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.

(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or
(b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or
 Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.

                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject the the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."
2 This card supersedes any card already on file for the same T Master Account or fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.